Right-of-use Assets and Lease Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,462	$ 1,348	$ 489
Discounted potential lease payments excluded from lease liabilities	238
Reduction in right-of-use assets	185
Reduction in lease liabilities	185
Exploration and Production(1) | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of use assets expensed related to impairment	165
Office Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 380